Version 1 - PII EA

Supplement Dated August 13, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

Please change all references to the funds listed below to the new fund name:

Prior Fund Name	New Fund Name
JNL/PIMCO Credit Income Fund	JNL/PIMCO Investment Grade Corporate Bond Fund

In the section entitled, “Summary Overview of Each Fund” for the JNL/PIMCO Investment Grade Corporate Bond Fund under “Portfolio Management,” please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Amit Arora, CFA, FRM	October 2016	Executive Vice President and Portfolio Manager, PIMCO
Mohit Mittal	October 2016	Managing Director and Portfolio Manager, PIMCO
Mark R. Kiesel	March 2012	Managing Director and Chief Investment Officer Global Credit, PIMCO
Josh Anderson	August 2018	Managing Director and Portfolio Manager, PIMCO

In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Investment Strategies," after the fifth paragraph, please add the following:

Generally, the Fund invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, "Instruments").  The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. ("Subsidiary"), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund's assets.  This flexibility allows Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund's ability to meet its objective.
The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies ("RICs").

In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Risks of Investing in the Fund," please replace the first paragraph in entirety with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  (In the descriptions of risks related to investments in commodities - except those describing U.S. federal income tax risks - references to the "Fund" include the Subsidiary as well.) As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Risks of Investing in the Fund," please delete "Tax risk" in the entirety and add the following risks:

•
Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.  Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules and are generally subject to the same risks that apply to similar investments held directly by the Fund (see "Commodity-linked derivatives risk," "Commodities regulatory risk," and "Commodity risk" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund's Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Fund's SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), it must derive at least 90% of its gross income each taxable year from "qualifying income," which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute "qualifying income" to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund's gross income.  The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code ("Subchapter M").  The annual net income, if any, realized by the Subsidiary and imputed for U.S. federal income tax purposes to the Fund would constitute "qualifying income" for purposes of the Fund's qualification as a RIC; under proposed regulations such income would constitute "qualifying income" only to the extent such net income is currently and timely distributed to the Fund. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund's investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M, or otherwise affect the character, timing or amount of the Fund's taxable income or gains and thus distributions made by the Fund.

1

Verion 2 - RL
Supplement Dated August 13, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

Please change all references to the funds listed below to the new fund name:

Prior Fund Name	New Fund Name
JNL Tactical ETF Moderate Fund	JNL iShares Tactical Moderate Fund
JNL Tactical ETF Moderate Growth Fund	JNL iShares Tactical Moderate Growth Fund
JNL Tactical ETF Growth Fund	JNL iShares Tactical Growth Fund

SAI
Supplement Dated August 13, 2018
To The Statement of Additional Information
 Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

Please change all references to the funds listed below to the new fund name:

Prior Fund Name	New Fund Name
JNL Tactical ETF Moderate Fund	JNL iShares Tactical Moderate Fund
JNL Tactical ETF Moderate Growth Fund	JNL iShares Tactical Moderate Growth Fund
JNL Tactical ETF Growth Fund	JNL iShares Tactical Growth Fund
JNL/PIMCO Credit Income Fund	JNL/PIMCO Investment Grade Corporate Bond Fund

On page 7, in the section entitled “III. Common Types of Investments and Management Practices (All Funds Except Feeder Funds),” subsection “Commodities, Commodities Futures, and Commodity Linked Notes,” please delete the last paragraph in the entirety and replace with the following:

The JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund will seek to gain exposure to the commodity market primarily through investments in a wholly owned subsidiary of the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund, respectively, organized under the laws of the Cayman Islands (each, a “Subsidiary”). The JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund may invest up to 25% of their total assets in their respective Subsidiary.

On page 25, in the section entitled “III. Common Types of Investments and Management Practices (All Funds Except Feeder Funds),” subsection “Investment in Wholly Owned Subsidiary,” please delete the section in the entirety and replace with the following:

Investment in Wholly Owned Subsidiary. Each of JNL/AQR Risk Parity Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and JNL/VanEck International Gold Fund may invest up to 25% of their total assets in their respective wholly owned and controlled subsidiary (“Subsidiary”), which is expected to invest primarily in commodity swaps, futures and option contracts, as well as fixed-income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The JNL/VanEck International Gold Fund is expected to invest primarily in gold bullion, gold futures and other instruments that provide direct or indirect exposure to gold including ETFs, and also may invest in silver, platinum and palladium bullion and futures.  As a result, the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund may be considered to be investing indirectly in these investments through their Subsidiary.

The Subsidiaries will not be registered under the 1940 Act but will be subject to certain of the investor protections of the 1940 Act.  The JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund, each as sole shareholders of their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, because the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund each wholly own and control their Subsidiary, and because the Sub-Advisers to the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute

Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund each also serve as sub-advisers to the respective Subsidiary, it is unlikely that the Subsidiaries will take action contrary to the interests of the Funds or their shareholders. The Funds’ Trustees have oversight responsibility for the investment activities of the Funds, including their investments in their Subsidiary, and each Fund serves as sole shareholder of its Subsidiary. Also, in managing its Subsidiary’s portfolio, to the extent applicable to the investment activities of the Subsidiary, each Fund’s Sub-Adviser will apply the same investment restrictions and operational guidelines that apply to the management of the Funds, except that, unlike a Fund, a Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to that Fund.  Unlike a Fund, a Subsidiary will not qualify as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code.

Changes in the laws or regulations of the United States and/or the Cayman Islands (including any changes to applicable tax laws and regulations), under which the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund and their Subsidiaries, respectively, are organized, could result in the inability of the Funds or their Subsidiaries to operate as described in this SAI and could negatively affect the Funds and their shareholders.  For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that each Subsidiary must pay Cayman Islands taxes, the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund shareholders would likely suffer decreased investment returns.

The investment advisory and sub-advisory agreements for the Subsidiaries of the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund comply with Section 15 of the 1940 Act.  The Subsidiaries will also comply with Section 17 of the 1940 Act.

On page 116, in the section entitled, “Investment Adviser, Sub-Adviser and Other Service Providers,” under “BNY Mellon Asset Management North America Corporation (Formerly, Mellon Capital Management Corporation and the Boston Company Asset Management LLC) (Jointly referred to as “BNYM AMNA),” in the section “Portfolio Manager Compensation Structure,” please delete the fourth paragraph in the entirety and replace with the following:

The following factors encompass our investment professional rewards program.
•	Base salary
•	Annual cash bonus
•	Long-Term Incentive Plan
–	Deferred investment
–	BNY Mellon restricted stock and/or
–	BNY Mellon Asset Management North America equity

On pages 117-118, in the section entitled, “Investment Adviser, Sub-Adviser and Other Service Providers,” under “BNY Mellon Asset Management North America Corporation (Formerly, Mellon Capital Management Corporation and the Boston Company Asset Management LLC) (Jointly referred to as “BNYM AMNA),” please delete the section “Conflicts of Interest,” in the entirety and replace with the following:

It is the policy of BNYM AMNA to make business decisions free from conflicting outside influences. BNYM AMNA’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. BNYM AMNA’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation (“BNYM”), potential conflicts may also arise between the Firm and other BNYM companies.

BNYM AMNA will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client.  As such, BNYM AMNA has adopted a Code of Ethics (the “Code”) and compliance policy manual to address such conflicts.  These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest.  Our compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, BNYM AMNA has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of our Form ADV.

On pages 124-125, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” after the heading “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for the JNL/PIMCO Investment Grade Corporate Bond Fund please delete the tables in the entirety and replace with the following, which reflects information as of June 30, 2018:

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2018 (except as noted):

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Amit Arora, CFA, FRM	1	$12.18	4	$1.02	23	$2.25
Mohit Mittal	12	$24.4	13	$8.31	133	$60.48
Mark R. Kiesel	20	$142.18	64	$79.76	125	$70.04
Josh Anderson*	3	$6.17	1	$128	10	$1.69

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Amit Arora, CFA. FRM	0	$0	0	$0	1	$122
Mohit Mittal	0	$0	2	$1.79	3	$689
Mark R. Kiesel	0	$0	9	$11.55	14	$6.02
Josh Anderson*	0	$0	0	$0	1	$1.56
*Information for Mr. Anderson is provided as of June 30, 2018.

On page 126, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” after the heading “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for JNL/PIMCO Investment Grade Corporate Bond Fund please delete the table in the entirety and replace with the following, which reflects information as of December 31, 2018 (except as noted below):

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Amit Arora, CFA. FRM	X
Mohit Mittal	X
Mark R. Kiesel	X
Josh Anderson	X
*Information for Mr. Anderson is provided as of June 30, 2018.

On page 137, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” after the heading “Sub-Advisory Fees,” please delete the row for JNL/DoubleLine® Total Return Fund and the corresponding endnote in the entirety and replace with the following:

Fund	Assets	Fees
JNL/DoubleLine® Total Return Fund [2]	All Assets	.35%

[2]
For the purposes of calculating the sub-advisory fee for the Fund, the Sub-Adviser applies the following fee discounts based on combined assets of the Fund and the JNL Multi-Manager Alternative Fund (for the discrete portion of Average Daily Net Assets managed by DoubleLine), JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE Fund, and the JNL/FPA + DoubleLine® Flexible Allocation Fund (for the discrete portion of Average Daily Net Assets managed by DoubleLine), each a fund of the JNL Series Trust: a 2.5% fee reduction for assets up to and including $2.5 billion, a 5.0% fee reduction for combined assets over $2.5 billion up to and including $5 billion, a 7.5% fee reduction for combined assets over $5 billion up to and including $7.5 billion, and a 10.0% fee reduction for combined assets over $7.5 billion.

On page 137, in the section entitled “Investment Adviser, Sub-Advisers and Other Service Providers,” after the heading “Sub-Advisory Fees,” for the JNL/T. Rowe Price Capital Appreciation Fund please delete endnote e in the entirety and replace with the following:

[3]
For the purpose of calculating the sub-advisory fee for the JNL/T. Rowe Price Capital Appreciation Fund, the Sub-Adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the Fund together with the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund of the JNL Series Trust. In the event aggregate net assets exceed $20 billion, the following discount applies: 12.5% for assets up to $25 billion and 15% for assets above $25 billion. In the event aggregate net assets fall below $20 billion, but are at least $1 billion invested in two or more of the strategies as designated by T. Rowe Price, the following discount applies: 2.5% fee reduction for assets between $0 and $1 billion, a 5.0% fee reduction for assets between $1 billion and $2.5 billion, 7.5% fee reduction for assets between $2.5 billion and $5 billion, a 10.0% fee reduction for assets between $5 billion and $10 billion, and a 12.5% fee reduction for assets above $10 billion.